COMMITMENTS	6 Months Ended
Jun. 30, 2019
COMMITMENTS
COMMITMENTS

NOTE 9—COMMITMENTS

OPERATING LEASES

The Company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the Company the right to control the use of an explicitly or implicitly identified fixed asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the Company if the Company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. The Company has lease agreements which include lease and non-lease components, which the Company has elected to account for as a single lease component for all classes of underlying assets. Lease expense for variable lease components are recognized when the obligation is probable.

Operating leases are included in Other assets and Lease obligations on the Company’s consolidated balance sheets. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease payments are recognized as lease expense on a straight-line basis over the lease term. The Company primarily leases buildings (real estate) which are classified as operating leases. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As an implicit interest rate is not readily determinable in the Company’s leases, the incremental borrowing rate is used based on the information available at commencement date in determining the present value of lease payments.

The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. Options for lease renewals have been excluded from the lease term (and lease liability) for the majority of the Company’s leases as the reasonably certain threshold is not met.

Lease payments included in the measurement of the lease liability are comprised of fixed payments, variable payments that depend on index or rate, and amounts probable to be payable under the exercise of the Company option to purchase the underlying asset if reasonably certain.

Variable lease payments not dependent on a rate or index associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed as probable. Variable lease payments are presented as operating expenses in the Company’s income statement in the same line item as expense arising from fixed lease payments.

The Company has commitments under operating leases for certain facilities used in its operations. The Company’s leases have initial lease terms ranging from one to five years. Certain lease agreements contain provisions for future rent increases.

The components of lease expense were as follows:

	Three months ended	Six Months Ended
	June 30, 2019	June 30, 2019

Operating lease cost	$81,696	$154,969
Variable lease cost	21,031	36,879
Total lease cost	$102,727	$191,848

Supplemental balance sheet information related to leases was as follows:

June 30, 2019

Right of use assets, net	$424,868
Current Lease obligations	162,756
Non-current Lease obligations	267,188
Total lease liabilities	$429,944

Supplemental cash flow information and other information related to leases was as follows:

Six Months Ended
June 30, 2019

Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$191,848
Right-of-use assets obtained in exchange for new operating liabilities	$245,974
Weighted-average remaining lease terms—operating leases (years)	2.5
Weighted-average discount rate—operating leases	7.6%

Future minimum operating minimum lease payments for all leases, exclusive of taxes and other carrying charges, are approximately as follows:

For the Years Ending December 31,	Amount
Remaining 2019	94,103
2020	191,555
2021	165,574
2022	22,708
Total	$473,940

The Company does not have any leases that have not yet commenced which are significant.

FINANCING LEASES

In June 2018, the Company leased a specialized research equipment under a lease classified as a financing lease. The leased equipment is amortized on a straight-line basis over 5 years. Total accumulated amortization related to the leased equipment is $12,763 at June 30, 2019, of which $3,191 and $6,382 were recognized in the three and six months ended June 30, 2019. The following is a schedule showing the future minimum lease payments under financing leases by years and the present value of the minimum lease payments as of June 30, 2019. The interest rate related to the lease obligation is 7.6 percent and the maturity date is July 2021.

Future minimum lease payments for all financing leases, exclusive of taxes and other carrying charges, are approximately as follows:

For the Years Ending December 31,	Amount
Remaining 2019	11,928
2020	23,856
2021	11,929
Total	$47,713
Less: Amount representing interest	$3,579
Present Value of Minimum Lease Payments	$44,134